Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of year	$ 2,054	$ 1,388
Gross increases – current year tax positions	580	666
Unrecognized tax benefits at end of year	$ 2,634	$ 2,054